575 Madison Avenue
New York, NY 10022-2585
212.940.8800 tel
212.940.8776 fax

PETER J. SHEA
peter.shea@kattenlaw.com
December 19, 2008	212-940-6447 direct
212 894-5724 fax

VIA EDGAR

Securities and Exchange Commission
Washington, D.C. 20549

Re: Form S-1 Filing for ETFS Silver Trust

Dear Ladies and Gentlemen:

      On behalf of the ETFS Silver Trust (“Trust”) sponsored by our client, ETFS Services LLC, we are filing pursuant to the Securities Act of 1933 with this correspondence the registration statement on Form S-1 covering the proposed registration of up to 50,000,000 ETFS Silver Shares of the Trust (“Registration Statement”).

     The required registration fee in the amount of $18,590 has been paid by wire transfer through the FEDWIRE system.

     Please do not hesitate to contact me at (212) 940-6447 or Kathleen H. Moriarty at (212) 940-6304 if you have any questions or comments with respect to the foregoing.

Very truly yours,

/s/ Peter J. Shea

Peter J. Shea